Restricted cash and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Restricted Cash And Other Non Current Assets [Abstract]
Summary of Restricted Cash and Other Non-current Assets
	2018	2017
	(in € millions)
Restricted cash
Lease deposits and guarantees	52	41
Other	3	1
Other non-current assets	10	12
	65	54